January 27, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Fenway Funds (the Trust)
File No. 33-19446

Ladies and Gentlemen:

Enclosed is the 52nd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on November 24, 2009, to implement the changes required by the new N-1A. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, 2) provide the annual update to the Trust’s Registration Statement including audited financial statements for the fiscal year ended September 30, 2009, and 3) make a number of non-material editorial changes.]

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of January 28, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.

U.S. Securities and Exchange Commission